U.S. Government Securities Fund®
Investment portfolio
May 31, 2023
unaudited

Bonds, notes & other debt instruments 95.13% Mortgage-backed obligations 53.85% Federal agency mortgage-backed obligations 53.85%	Principal amount (000)	Value (000)
Fannie Mae Pool #256708 6.50% 3/1/2027[1]	USD 8	$8
Fannie Mae Pool #256993 6.50% 11/1/2027[1]	75	76
Fannie Mae Pool #257055 6.50% 12/1/2027[1]	136	139
Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	21	22
Fannie Mae Pool #437138 6.50% 8/1/2028[1]	— [2]	— [2]
Fannie Mae Pool #AD0329 6.50% 9/1/2028[1]	7	7
Fannie Mae Pool #AL5156 6.50% 2/1/2029[1]	319	327
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	94	91
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	119	115
Fannie Mae Pool #735571 8.00% 11/1/2031[1]	46	46
Fannie Mae Pool #555254 6.50% 1/1/2033[1]	— [2]	— [2]
Fannie Mae Pool #CA1442 3.00% 3/1/2033[1]	435	412
Fannie Mae Pool #BJ5302 3.00% 3/1/2033[1]	292	277
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	2	2
Fannie Mae Pool #BN3172 4.00% 1/1/2034[1]	10	9
Fannie Mae Pool #BN1085 4.00% 1/1/2034[1]	7	7
Fannie Mae Pool #BO6247 2.50% 12/1/2034[1]	4,115	3,813
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	15	15
Fannie Mae Pool #AS6870 4.00% 3/1/2036[1]	2,087	2,014
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	3,911	3,775
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	3,403	3,285
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	3,133	3,024
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	6,311	6,091
Fannie Mae Pool #898565 6.50% 10/1/2036[1]	— [2]	— [2]
Fannie Mae Pool #MA2819 4.00% 11/1/2036[1]	365	352
Fannie Mae Pool #MA2856 4.00% 12/1/2036[1]	9	9
Fannie Mae Pool #888372 6.50% 4/1/2037[1]	12	13
Fannie Mae Pool #256810 6.50% 7/1/2037[1]	26	27
Fannie Mae Pool #256828 7.00% 7/1/2037[1]	14	14
Fannie Mae Pool #MA3099 4.00% 8/1/2037[1]	2,942	2,839
Fannie Mae Pool #256860 6.50% 8/1/2037[1]	35	37
Fannie Mae Pool #888873 6.50% 8/1/2037[1]	— [2]	— [2]
Fannie Mae Pool #947337 6.50% 10/1/2037[1]	— [2]	— [2]
Fannie Mae Pool #888698 7.00% 10/1/2037[1]	39	41
Fannie Mae Pool #954832 6.50% 1/1/2038[1]	1	1
Fannie Mae Pool #970343 6.00% 2/1/2038[1]	32	32
Fannie Mae Pool #889388 7.00% 3/1/2038[1]	133	138
Fannie Mae Pool #AL1308 6.50% 5/1/2039[1]	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	88	89
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	38	38
Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]	2,896	2,512
Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]	3,260	2,808
Fannie Mae Pool #AH0351 4.50% 2/1/2041[1]	219	217
Fannie Mae Pool #MA4287 2.00% 3/1/2041[1]	37,366	31,877
Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]	30,538	26,288
U.S. Government Securities Fund — Page 1 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	USD641	$647
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	329	331
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	145	147
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	50,704	43,583
Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]	14,578	12,540
Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]	5,709	4,907
Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]	109,403	93,963
Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]	9,910	8,543
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	296	299
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	246	238
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	213	215
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	68	68
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	50,278	42,840
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	41	42
Fannie Mae Pool #AJ9327 3.50% 1/1/2042[1]	25	24
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	17,894	15,307
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	10,113	8,647
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	3,201	2,736
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	270	255
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	124	117
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	46	43
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	75	71
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	7,843	7,144
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,203	1,139
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	292	276
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	176	166
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	72	68
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	369	346
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	670	626
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	136,932	127,992
Fannie Mae Pool #AY3880 4.00% 11/1/2045[1]	74	72
Fannie Mae Pool #BC3465 4.00% 2/1/2046[1]	7	6
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	136	124
Fannie Mae Pool #MA2833 3.00% 12/1/2046[1]	6,440	5,860
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	380	354
Fannie Mae Pool #AS8804 3.50% 2/1/2047[1]	10,840	10,098
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	137	125
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	579	541
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	176	165
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	81	76
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	72	67
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	25	24
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	51	49
Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	8,814	8,210
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,407	1,358
Fannie Mae Pool #BJ4342 4.00% 1/1/2048[1]	134	128
Fannie Mae Pool #BJ6169 4.00% 1/1/2048[1]	39	37
Fannie Mae Pool #BJ8318 4.50% 1/1/2048[1]	173	170
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	443	415
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	749	723
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	1,001	966
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	311	300
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	133	132
Fannie Mae Pool #BN1172 4.50% 11/1/2048[1]	148	146
U.S. Government Securities Fund — Page 2 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	USD1,868	$1,812
Fannie Mae Pool #FM2656 3.50% 1/1/2049[1]	2,304	2,147
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	3,504	3,660
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	35,715	33,402
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	11,214	10,500
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	4,581	4,314
Fannie Mae Pool #FM1220 3.50% 7/1/2049[1]	2,864	2,679
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,204	1,131
Fannie Mae Pool #FM1505 3.00% 9/1/2049[1]	11,284	10,143
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	6,039	5,699
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	3,415	3,208
Fannie Mae Pool #BO2264 3.00% 10/1/2049[1]	37,749	33,798
Fannie Mae Pool #BO2890 3.00% 11/1/2049[1]	2,330	2,095
Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	10,884	9,803
Fannie Mae Pool #FM2389 3.50% 2/1/2050[1]	1,929	1,801
Fannie Mae Pool #FM2822 3.00% 3/1/2050[1]	6,888	6,183
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]	5,740	5,114
Fannie Mae Pool #FM2777 3.00% 3/1/2050[1]	3,282	2,944
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]	21,961	20,389
Fannie Mae Pool #CA5539 3.00% 4/1/2050[1]	13,768	12,358
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	2,327	2,016
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	10,811	9,364
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	4	3
Fannie Mae Pool #CA7325 2.00% 10/1/2050[1]	4,525	3,777
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	2,268	1,964
Fannie Mae Pool #CA7606 3.00% 11/1/2050[1]	43,228	38,953
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	2,672	2,211
Fannie Mae Pool #CA8044 2.50% 12/1/2050[1]	31,726	27,333
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	9,888	8,576
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	10,890	9,088
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	10,800	8,932
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	126	104
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	32,946	29,653
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	74	61
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	6,034	5,198
Fannie Mae Pool #FM7694 3.00% 6/1/2051[1]	33,323	29,865
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	2,990	2,685
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	20,513	17,634
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	2,258	1,956
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	336	302
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	8,188	7,016
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	10,072	8,971
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	594	492
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	14,102	12,202
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	6,919	6,018
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	20,098	18,052
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	14,977	13,411
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	6,371	5,713
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	4,407	3,920
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	43,308	37,869
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	14,717	12,708
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]	8,093	6,984
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	7,442	6,458
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	3,159	2,728
U.S. Government Securities Fund — Page 3 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	USD1,514	$1,307
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	1,195	1,033
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	1,195	1,032
Fannie Mae Pool #CB2414 3.00% 12/1/2051[1]	43,885	39,531
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	19,948	17,885
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	10,192	9,232
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	21,063	18,831
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	4,497	4,000
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	9,352	7,718
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	7,664	6,373
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	2,333	2,012
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	6,160	5,576
Fannie Mae Pool #BV6617 3.50% 4/1/2052[1]	1,461	1,344
Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	38,858	36,747
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	107,190	101,332
Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	6,649	6,477
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	268	276
Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	52	53
Fannie Mae Pool #BT8034 4.50% 1/1/2053[1]	161	156
Fannie Mae Pool #MA4917 4.50% 2/1/2053[1]	1,285	1,245
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	11,720	12,086
Fannie Mae Pool #BX7703 6.50% 2/1/2053[1]	7,743	7,930
Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	1,173	1,136
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	6,332	6,523
Fannie Mae Pool #MA4981 6.50% 4/1/2053[1]	4,873	4,991
Fannie Mae Pool #BF0141 5.50% 9/1/2056[1]	414	429
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	19,484	17,925
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	7,723	7,106
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	13,416	12,344
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	8,525	7,886
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	26,011	22,416
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	5,416	5,266
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[1]	76	76
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 5.418% 7/25/2036[1,3]	262	260
Fannie Mae, Series 1999-T2, Class A1, 7.50% 1/19/2039[1,3]	83	83
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	31	32
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 2.903% 7/25/2023[1,3]	251	250
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[1,3]	1,313	1,291
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.538% 5/25/2024[1,3]	747	731
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.54% 7/25/2024[1,3]	1,388	1,347
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.563% 11/25/2024[1,3]	753	727
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036[1]	236	201
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 9/25/2036[1]	357	306
Freddie Mac Pool #QS0124 1.50% 11/1/2030[1]	410	378
Freddie Mac Pool #ZS1044 6.50% 2/1/2036[1]	1	1
Freddie Mac Pool #ZI5486 6.50% 9/1/2036[1]	2	2
Freddie Mac Pool #C91909 4.00% 11/1/2036[1]	56	54
Freddie Mac Pool #1H1354 4.333% 11/1/2036[1,3]	59	59
Freddie Mac Pool #ZI7575 6.50% 6/1/2038[1]	1	1
Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]	2,643	2,278
Freddie Mac Pool #RB5105 2.00% 3/1/2041[1]	55,910	48,228
Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	1,163	1,176
Freddie Mac Pool #RB5114 2.00% 6/1/2041[1]	51,898	44,638
U.S. Government Securities Fund — Page 4 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]	USD4,613	$3,965
Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]	64,531	55,464
Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]	100,560	86,368
Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]	9,149	7,869
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	7,051	6,041
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	47,286	40,466
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	9,571	8,187
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	40,773	34,860
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	12,458	10,645
Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	128,476	112,520
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	33	32
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	296	280
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	423	400
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	330	311
Freddie Mac Pool #G61082 3.00% 7/1/2043[1]	3,450	3,146
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	1,435	1,349
Freddie Mac Pool #760012 3.113% 4/1/2045[1,3]	970	950
Freddie Mac Pool #760013 3.208% 4/1/2045[1,3]	555	546
Freddie Mac Pool #760014 2.731% 8/1/2045[1,3]	676	649
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	8,275	7,761
Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	1,543	1,396
Freddie Mac Pool #G60744 3.50% 7/1/2046[1]	1,801	1,684
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	3,059	2,869
Freddie Mac Pool #760015 2.573% 1/1/2047[1,3]	1,565	1,500
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	534	498
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	621	578
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	772	722
Freddie Mac Pool #ZT0538 3.50% 3/1/2048[1]	1,608	1,491
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	590	552
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	571	533
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	453	421
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	418	392
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	375	351
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	339	317
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	215	202
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	183	172
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	153	144
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	24,892	24,052
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	148	138
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	748	723
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	655	633
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	318	307
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	291	272
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	181	170
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	128	119
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	1,042	1,007
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	320	314
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,331	1,316
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	739	730
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	507	499
Freddie Mac Pool #ZA6700 3.50% 4/1/2049[1]	10,719	9,981
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	1,999	1,877
Freddie Mac Pool #SD7502 3.50% 7/1/2049[1]	7,347	6,881
Freddie Mac Pool #QA1442 3.50% 8/1/2049[1]	4,092	3,828
U.S. Government Securities Fund — Page 5 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]	USD1,698	$1,526
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	521	489
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	4,215	3,978
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	4,074	3,844
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	6,659	6,017
Freddie Mac Pool #RA2003 4.50% 1/1/2050[1]	6,442	6,327
Freddie Mac Pool #RA2319 3.00% 3/1/2050[1]	9,248	8,239
Freddie Mac Pool #SD7513 3.50% 4/1/2050[1]	73,422	68,868
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	34,083	28,199
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	436	360
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	725	598
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	34,548	28,606
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	5,950	5,126
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	1,625	1,463
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	6,616	5,737
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	2,126	1,909
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	19,636	17,473
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	526	472
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	5,725	4,747
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	6,165	5,341
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	4,527	3,918
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	3,207	2,775
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	1,022	917
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	41,161	37,211
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	30,786	28,752
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	2,423	2,231
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]	2,465	2,134
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	118,801	106,595
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	1,450	1,254
Freddie Mac Pool #8D0226 2.524% 5/1/2052[1,3]	6,408	5,741
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	68,706	63,172
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	16,087	15,611
Freddie Mac Pool #SD8251 5.50% 8/1/2052[1]	958	961
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	61,764	60,959
Freddie Mac Pool #SD1968 4.00% 11/1/2052[1]	50,601	47,844
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	21,890	21,676
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	228,629	225,317
Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	814	789
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	110,815	112,154
Freddie Mac Pool #SD8334 6.50% 5/1/2053[1]	9,937	10,178
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	244,533	247,488
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.547% 8/15/2023[1,3]	— [2]	— [2]
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 5.357% 5/15/2036[1,3]	495	489
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 7/25/2023[1,3]	10,262	10,223
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 8/25/2023[1,3]	15,060	14,976
Freddie Mac, Series K058, Class A2, Multi Family, 2.653% 8/25/2026[1]	3,507	3,325
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027[1]	1,370	1,316
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028[1]	560	544
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	50,000	50,280
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	171	143
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	417	352
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[1]	183	164
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	15,728	14,703
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	9,651	8,575
U.S. Government Securities Fund — Page 6 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	USD1,950	$1,759
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	17,712	16,532
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	17,472	16,277
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	10,338	9,051
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	10,864	9,905
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	6,105	5,558
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	4,009	3,804
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	11,860	10,738
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 11/25/2057[1]	1,742	1,576
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/26/2057[1]	3,177	3,017
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	8,772	7,937
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	3,573	3,382
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	21,160	19,982
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	10,134	9,171
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	4,533	4,106
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	503	476
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	12,769	11,802
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	12,886	12,321
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	62,184	59,436
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	39,807	36,919
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	22,195	20,555
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	15,326	13,748
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	4,381	3,665
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	58,235	55,251
Government National Mortgage Assn. 2.00% 6/1/2053[1,4]	20,900	17,723
Government National Mortgage Assn. 2.50% 6/1/2053[1,4]	40,702	35,618
Government National Mortgage Assn. 3.00% 6/1/2053[1,4]	18,927	17,038
Government National Mortgage Assn. 3.50% 6/1/2053[1,4]	263,621	244,581
Government National Mortgage Assn. 4.00% 6/1/2053[1,4]	63,399	60,258
Government National Mortgage Assn. 4.50% 6/1/2053[1,4]	29,859	29,017
Government National Mortgage Assn. 5.50% 6/1/2053[1,4]	26,070	26,056
Government National Mortgage Assn. 4.00% 7/1/2053[1,4]	54,203	51,332
Government National Mortgage Assn. 4.50% 7/1/2053[1,4]	97,407	94,696
Government National Mortgage Assn. Pool #754335 6.50% 8/20/2029[1]	122	122
Government National Mortgage Assn. Pool #754334 6.50% 10/20/2032[1]	266	266
Government National Mortgage Assn. Pool #AH5901 3.75% 11/20/2034[1]	807	790
Government National Mortgage Assn. Pool #754319 6.50% 1/20/2037[1]	105	106
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	118	124
Government National Mortgage Assn. Pool #004182 5.50% 7/20/2038[1]	12	12
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	61	63
Government National Mortgage Assn. Pool #738836 6.50% 11/20/2038[1]	64	63
Government National Mortgage Assn. Pool #754287 6.50% 11/20/2038[1]	56	56
Government National Mortgage Assn. Pool #AA4873 6.50% 12/20/2038[1]	75	74
Government National Mortgage Assn. Pool #754314 6.50% 1/20/2039[1]	450	466
Government National Mortgage Assn. Pool #741910 4.00% 2/15/2039[1]	117	114
Government National Mortgage Assn. Pool #004367 4.00% 2/20/2039[1]	16	15
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	273	279
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	624	656
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[1]	403	403
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	1,077	1,115
Government National Mortgage Assn. Pool #736089 5.00% 6/15/2040[1]	130	131
Government National Mortgage Assn. Pool #736084 5.00% 6/15/2040[1]	104	105
Government National Mortgage Assn. Pool #005040 5.00% 4/20/2041[1]	28	28
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	1,826	1,868
U.S. Government Securities Fund — Page 7 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #005112 6.50% 7/20/2041[1]	USD106	$107
Government National Mortgage Assn. Pool #005157 4.00% 8/20/2041[1]	89	83
Government National Mortgage Assn. Pool #005187 5.50% 9/20/2041[1]	64	63
Government National Mortgage Assn. Pool #754636 3.50% 11/20/2041[1]	447	418
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	4,232	4,177
Government National Mortgage Assn. Pool #754591 4.00% 1/20/2042[1]	948	924
Government National Mortgage Assn. Pool #754637 4.00% 1/20/2042[1]	460	448
Government National Mortgage Assn. Pool #AA2589 3.50% 3/20/2043[1]	668	604
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	12	12
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	23	23
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	5,244	4,575
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	53,691	46,829
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	45,054	39,294
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	25,548	22,296
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	15,811	13,785
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	11,295	9,721
Government National Mortgage Assn. Pool #892950 5.645% 7/20/2060[1,3]	459	459
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[1]	1	1
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[1]	9	8
Government National Mortgage Assn. Pool #751409 4.95% 7/20/2061[1]	1	1
Government National Mortgage Assn. Pool #756695 4.70% 11/20/2061[1]	3	3
Government National Mortgage Assn. Pool #795471 5.101% 2/20/2062[1]	1	1
Government National Mortgage Assn. Pool #759735 4.734% 3/20/2062[1]	1	1
Government National Mortgage Assn. Pool #767610 4.594% 11/20/2062[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #767641 4.457% 5/20/2063[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #795533 4.941% 5/20/2063[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #894475 7.042% 10/20/2063[1,3]	939	952
Government National Mortgage Assn. Pool #AG8068 4.94% 1/20/2064[1]	2	2
Government National Mortgage Assn. Pool #894482 7.063% 2/20/2064[1,3]	1,381	1,399
Government National Mortgage Assn. Pool #AG8149 5.13% 6/20/2064[1,3]	116	115
Government National Mortgage Assn. Pool #AG8150 4.859% 7/20/2064[1]	2	2
Government National Mortgage Assn. Pool #AG8155 5.163% 7/20/2064[1]	3	3
Government National Mortgage Assn. Pool #AG8171 5.20% 7/20/2064[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #AG8156 5.598% 7/20/2064[1,3]	142	142
Government National Mortgage Assn. Pool #AG8194 4.276% 9/20/2064[1]	8	7
Government National Mortgage Assn. Pool #AG8189 5.155% 9/20/2064[1]	3	3
Government National Mortgage Assn. Pool #AL7438 4.351% 1/20/2065[1]	2	2
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 6/20/2033[1]	101	100
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 5.28% 5/20/2062[1,3]	510	509
Government National Mortgage Assn., Series 2012-H20, Class PT, 5.892% 7/20/2062[1,3]	870	866
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.536% 10/20/2062[1,3]	138	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	5,668	4,434
Uniform Mortgage-Backed Security 2.00% 6/1/2038[1,4]	24,100	21,598
Uniform Mortgage-Backed Security 2.50% 6/1/2038[1,4]	18,388	16,925
Uniform Mortgage-Backed Security 4.00% 6/1/2038[1,4]	16,000	15,552
Uniform Mortgage-Backed Security 2.50% 7/1/2038[1,4]	14,612	13,470
Uniform Mortgage-Backed Security 2.00% 6/1/2053[1,4]	5,514	4,535
Uniform Mortgage-Backed Security 2.50% 6/1/2053[1,4]	12,589	10,765
Uniform Mortgage-Backed Security 3.00% 6/1/2053[1,4]	116,455	103,388
Uniform Mortgage-Backed Security 3.50% 6/1/2053[1,4]	142,738	131,157
Uniform Mortgage-Backed Security 4.00% 6/1/2053[1,4]	176,099	166,386
Uniform Mortgage-Backed Security 4.50% 6/1/2053[1,4]	78,827	76,356
Uniform Mortgage-Backed Security 5.00% 6/1/2053[1,4]	187,025	184,245
U.S. Government Securities Fund — Page 8 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 5.50% 6/1/2053[1,4]	USD488,676	$488,409
Uniform Mortgage-Backed Security 6.00% 6/1/2053[1,4]	547,704	554,165
Uniform Mortgage-Backed Security 6.50% 6/1/2053[1,4]	634,558	649,579
Uniform Mortgage-Backed Security 2.50% 7/1/2053[1,4]	95,364	81,649
Uniform Mortgage-Backed Security 3.50% 7/1/2053[1,4]	178,458	164,133
Uniform Mortgage-Backed Security 4.00% 7/1/2053[1,4]	111,000	104,947
Uniform Mortgage-Backed Security 4.50% 7/1/2053[1,4]	733,035	710,400
Uniform Mortgage-Backed Security 5.00% 7/1/2053[1,4]	554,022	545,874
Uniform Mortgage-Backed Security 5.50% 7/1/2053[1,4]	668,263	667,793
Uniform Mortgage-Backed Security 6.00% 7/1/2053[1,4]	1,667,757	1,687,171
Total mortgage-backed obligations		10,701,642
U.S. Treasury bonds & notes 39.53% U.S. Treasury 28.89%
U.S. Treasury 2.625% 6/30/2023	30,888	30,830
U.S. Treasury 2.875% 10/31/2023	16,500	16,341
U.S. Treasury 2.875% 11/30/2023	1,080	1,068
U.S. Treasury 0.375% 4/15/2024	100,000	95,886
U.S. Treasury 2.00% 4/30/2024	72,000	69,908
U.S. Treasury 2.00% 5/31/2024	17,400	16,860
U.S. Treasury 1.75% 6/30/2024	38,572	37,212
U.S. Treasury 2.00% 6/30/2024	45,000	43,522
U.S. Treasury 3.00% 7/31/2024	4,500	4,397
U.S. Treasury 4.25% 9/30/2024	515	511
U.S. Treasury 2.25% 11/15/2024	18,000	17,367
U.S. Treasury 1.75% 12/31/2024	18,000	17,201
U.S. Treasury 4.125% 1/31/2025	229,124	227,190
U.S. Treasury 4.625% 2/28/2025	486,000	486,353
U.S. Treasury 3.875% 3/31/2025	91,793	90,746
U.S. Treasury 3.875% 4/30/2025	60,000	59,356
U.S. Treasury 2.75% 5/15/2025	39,750	38,497
U.S. Treasury 2.875% 5/31/2025	500	485
U.S. Treasury 3.00% 7/15/2025	1,015	987
U.S. Treasury 3.125% 8/15/2025	32,000	31,210
U.S. Treasury 0.25% 8/31/2025	500	457
U.S. Treasury 3.00% 9/30/2025	28,160	27,383
U.S. Treasury 3.00% 10/31/2025	13,284	12,919
U.S. Treasury 4.50% 11/15/2025	456	459
U.S. Treasury 0.375% 11/30/2025	1,320	1,202
U.S. Treasury 0.75% 4/30/2026	30,000	27,301
U.S. Treasury 1.375% 8/31/2026	2,500	2,302
U.S. Treasury 0.875% 9/30/2026	400	362
U.S. Treasury 1.25% 12/31/2026	180,000	164,027
U.S. Treasury 1.50% 1/31/2027	11,000	10,090
U.S. Treasury 1.875% 2/28/2027	18,680	17,355
U.S. Treasury 2.75% 4/30/2027	48,950	46,897
U.S. Treasury 2.375% 5/15/2027	10,000	9,446
U.S. Treasury 0.50% 5/31/2027	31,400	27,485
U.S. Treasury 2.625% 5/31/2027	3,000	2,859
U.S. Treasury 0.50% 6/30/2027	14,000	12,225
U.S. Treasury 3.25% 6/30/2027	36,300	35,425
U.S. Treasury 2.75% 7/31/2027	174,575	167,000
U.S. Treasury 0.50% 8/31/2027	58,455	50,812
U.S. Treasury 0.375% 9/30/2027	70,750	61,009
U.S. Government Securities Fund — Page 9 of 17

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.125% 9/30/2027	USD15,100	$15,251
U.S. Treasury 0.50% 10/31/2027	18,790	16,253
U.S. Treasury 0.625% 11/30/2027	3,100	2,692
U.S. Treasury 3.875% 11/30/2027	44,000	44,080
U.S. Treasury 3.875% 12/31/2027	166,000	166,295
U.S. Treasury 0.75% 1/31/2028	2,900	2,523
U.S. Treasury 4.00% 2/29/2028	103,425	104,351
U.S. Treasury 1.25% 3/31/2028	69,390	61,612
U.S. Treasury 1.25% 5/31/2028	6,300	5,576
U.S. Treasury 1.25% 6/30/2028	59,360	52,430
U.S. Treasury 1.00% 7/31/2028	25,880	22,518
U.S. Treasury 1.75% 1/31/2029	25,000	22,433
U.S. Treasury 2.875% 4/30/2029	23,500	22,395
U.S. Treasury 2.625% 7/31/2029	63,533	59,628
U.S. Treasury 3.875% 12/31/2029	1,241,000	1,250,720
U.S. Treasury 3.50% 1/31/2030	57,025	56,255
U.S. Treasury 0.625% 5/15/2030	30,880	25,110
U.S. Treasury 6.25% 5/15/2030	5,250	6,064
U.S. Treasury 0.625% 8/15/2030	14,510	11,735
U.S. Treasury 1.625% 5/15/2031	62,550	53,933
U.S. Treasury 1.375% 11/15/2031	20,000	16,726
U.S. Treasury 1.875% 2/15/2032	15,000	13,035
U.S. Treasury 3.50% 2/15/2033	472,900	467,228
U.S. Treasury 5.00% 5/15/2037	1,500	1,718
U.S. Treasury 4.25% 5/15/2039	10,300	10,874
U.S. Treasury 4.50% 8/15/2039	10,000	10,861
U.S. Treasury 1.125% 5/15/2040	39,700	25,805
U.S. Treasury 1.125% 8/15/2040	103,890	66,973
U.S. Treasury 1.375% 11/15/2040	4,914	3,296
U.S. Treasury 1.875% 2/15/2041	46,291	33,740
U.S. Treasury 2.25% 5/15/2041	44,863	34,705
U.S. Treasury 1.75% 8/15/2041	55,890	39,422
U.S. Treasury 2.00% 11/15/2041	8,620	6,336
U.S. Treasury 3.125% 11/15/2041	10,000	8,876
U.S. Treasury 3.25% 5/15/2042	42,000	37,711
U.S. Treasury 2.75% 8/15/2042	6,000	4,975
U.S. Treasury 2.75% 11/15/2042	10,000	8,269
U.S. Treasury 3.875% 2/15/2043	22,550	22,127
U.S. Treasury 2.875% 5/15/2043	10,880	9,160
U.S. Treasury 3.875% 5/15/2043	10,630	10,432
U.S. Treasury 3.375% 5/15/2044	18,500	16,777
U.S. Treasury 2.50% 2/15/2045[5]	60,000	46,603
U.S. Treasury 3.00% 5/15/2045	3,350	2,841
U.S. Treasury 2.875% 8/15/2045	5,000	4,144
U.S. Treasury 3.00% 11/15/2045	3,500	2,963
U.S. Treasury 2.50% 5/15/2046	50,000	38,598
U.S. Treasury 3.00% 2/15/2047	29,425	24,870
U.S. Treasury 2.75% 8/15/2047	3,000	2,422
U.S. Treasury 2.75% 11/15/2047	7,250	5,852
U.S. Treasury 3.00% 2/15/2048	9,435	7,978
U.S. Treasury 3.125% 5/15/2048	6,500	5,623
U.S. Treasury 3.00% 2/15/2049	9,800	8,303
U.S. Treasury 2.875% 5/15/2049[5]	94,000	77,808
U.S. Treasury 2.25% 8/15/2049	16,800	12,206
U.S. Government Securities Fund — Page 10 of 17

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2/15/2050	USD61,360	$42,014
U.S. Treasury 1.25% 5/15/2050[5]	177,750	99,710
U.S. Treasury 1.375% 8/15/2050	63,180	36,596
U.S. Treasury 1.625% 11/15/2050[5]	292,196	180,962
U.S. Treasury 1.875% 2/15/2051	52,054	34,379
U.S. Treasury 2.375% 5/15/2051	32,050	23,806
U.S. Treasury 2.00% 8/15/2051	72,003	48,950
U.S. Treasury 1.875% 11/15/2051	18,120	11,917
U.S. Treasury 2.25% 2/15/2052	500	360
U.S. Treasury 2.875% 5/15/2052	42,000	34,758
U.S. Treasury 3.00% 8/15/2052	84,540	71,810
U.S. Treasury 4.00% 11/15/2052[5]	99,564	102,289
U.S. Treasury, principal only, 0% 8/15/2047[5]	1,000	383
		5,741,987
U.S. Treasury inflation-protected securities 10.64%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[6]	33,557	32,745
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[6]	160,780	156,086
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[6]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[6]	75,258	72,090
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[6]	652,582	629,432
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[6]	98,954	94,611
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[6]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[6]	184,056	174,255
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[6]	278,018	262,840
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[6]	66,431	62,211
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[6]	132,299	132,049
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[6]	220,280	198,550
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[6]	57,257	51,085
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[6]	3,790	4,093
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[5,6]	114,254	97,319
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[6]	44,487	36,572
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[5,6]	59,249	50,940
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[6]	1,838	1,283
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[5,6]	68,272	45,368
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[6]	17,701	11,712
		2,113,241
Total U.S. Treasury bonds & notes		7,855,228
Federal agency bonds & notes 1.75%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	532	511
Fannie Mae 0.625% 4/22/2025[5]	147,420	137,147
Fannie Mae 0.75% 10/8/2027	21,700	19,091
Fannie Mae 7.125% 1/15/2030	5,000	5,944
Fannie Mae 0.875% 8/5/2030	63,500	51,638
Federal Home Loan Bank 3.375% 9/8/2023	14,160	14,087
Federal Home Loan Bank 3.25% 11/16/2028	56,500	55,062
Federal Home Loan Bank 5.50% 7/15/2036	1,000	1,149
Private Export Funding Corp. 3.55% 1/15/2024	14,300	14,107
Tennessee Valley Authority 0.75% 5/15/2025	13,200	12,241
Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,792
Tennessee Valley Authority 4.65% 6/15/2035	4,480	4,615
Tennessee Valley Authority 5.88% 4/1/2036	3,625	4,171
U.S. Government Securities Fund — Page 11 of 17

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)		Principal amount (000)	Value (000)
Tennessee Valley Authority, Series 2008, Class A, 4.875% 1/15/2048		USD3,300	$3,280
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		1,458	1,368
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 9/18/2023		5,000	5,000
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025		3,125	3,004
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 8/1/2023		500	498
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024		750	730
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025		875	843
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		875	840
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		3,850	3,673
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		1,250	1,186
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		850	800
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		825	797
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		825	797
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		800	754
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		675	634
			348,759
Total bonds, notes & other debt instruments (cost: $19,874,183,000)			18,905,629
Short-term securities 42.24% Money market investments 32.79%		Shares
Capital Group Central Cash Fund 5.11%[7,8]		65,176,939	6,517,042
Federal agency bills & notes 7.98%	Weighted average yield at acquisition	Principal amount (000)
Federal Home Loan Bank 6/9/2023	4.906%	USD150,000	149,849
Federal Home Loan Bank 7/28/2023	4.928	75,000	74,397
Federal Home Loan Bank 8/11/2023	4.936	200,000	197,995
Federal Home Loan Bank 8/18/2023	5.033	300,000	296,694
Federal Home Loan Bank 8/30/2023	4.944	160,000	157,955
Federal Home Loan Bank 9/1/2023	5.040	100,000	98,694
Federal Home Loan Bank 9/8/2023	4.958	319,000	314,518
Federal Home Loan Bank 9/22/2023	5.191	300,000	295,188
			1,585,290
U.S. Treasury bills 1.47%
U.S. Treasury 11/2/2023	4.530	300,000	293,286
Total short-term securities (cost: $8,397,051,000)			8,395,618
Total investment securities 137.37% (cost: $28,271,234,000)			27,301,247
Other assets less liabilities (37.37)%			(7,427,465)
Net assets 100.00%			$19,873,782
U.S. Government Securities Fund — Page 12 of 17

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 5/31/2023 (000)
30 Day Federal Funds Futures	Long	8,110	May 2023	USD3,208,606	$(1,176)
30 Day Federal Funds Futures	Long	11,568	July 2023	4,570,690	(4,566)
30 Day Federal Funds Futures	Short	755	October 2023	(298,170)	(161)
30 Day Federal Funds Futures	Long	755	November 2023	298,626	872
3 Month SOFR Futures	Short	3,180	June 2023	(755,648)	13,320
3 Month SOFR Futures	Long	1,217	September 2023	288,186	101
3 Month SOFR Futures	Long	17,770	December 2023	4,212,823	(17,619)
3 Month SOFR Futures	Short	10,965	March 2024	(2,608,436)	11,968
3 Month SOFR Futures	Short	2,324	March 2025	(562,147)	910
2 Year U.S. Treasury Note Futures	Long	39,062	September 2023	8,040,058	(11,109)
5 Year U.S. Treasury Note Futures	Long	41,981	September 2023	4,579,209	5,931
10 Year U.S. Treasury Note Futures	Long	15,074	September 2023	1,725,502	8,927
10 Year Ultra U.S. Treasury Note Futures	Short	11,750	September 2023	(1,415,324)	(7,899)
20 Year U.S. Treasury Bond Futures	Short	4,874	September 2023	(625,547)	(7,842)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,257	September 2023	445,802	7,146
					$(1,197)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2023 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 5/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	2.4325%	Annual	12/21/2023	USD94,000	$1,472	$—	$1,472
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	221,732	(625)	—	(625)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	324,867	(898)	—	(898)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	443,400	(1,241)	—	(1,241)
0.2405%	Annual	U.S. EFFR	Annual	3/1/2024	467,500	(16,885)	—	(16,885)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	718,900	33,354	—	33,354
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	309,200	(4,732)	—	(4,732)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	336,442	(5,049)	—	(5,049)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	363,558	(5,446)	—	(5,446)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	47,859	(751)	—	(751)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	227,000	(3,622)	—	(3,622)
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,100	11,963	—	11,963
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,100	11,959	—	11,959
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,373	13,479	—	13,479
SOFR	Annual	3.916%	Annual	7/11/2025	188,700	1,179	—	1,179
4.27%	Annual	SOFR	Annual	2/16/2026	118,860	895	—	895
4.265%	Annual	SOFR	Annual	2/16/2026	58,987	437	—	437
4.3035%	Annual	SOFR	Annual	2/17/2026	35,408	297	—	297
4.2675%	Annual	SOFR	Annual	2/17/2026	34,181	255	—	255
4.2515%	Annual	SOFR	Annual	2/17/2026	35,065	247	—	247
4.3005%	Annual	SOFR	Annual	2/17/2026	24,555	204	—	204
4.288%	Annual	SOFR	Annual	2/17/2026	24,945	199	—	199
3.45%	Annual	SOFR	Annual	2/1/2028	166,200	(813)	—	(813)
U.S. Government Securities Fund — Page 13 of 17

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2023 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 5/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
3.47%	Annual	SOFR	Annual	2/2/2028	USD43,700	$(176)	$—	$(176)
3.16%	Annual	SOFR	Annual	6/20/2028	39,600	(624)	—	(624)
U.S. EFFR	Annual	2.32625%	Annual	4/18/2029	60,500	3,612	—	3,612
3.177%	Annual	SOFR	Annual	2/28/2030	30,800	(463)	—	(463)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	233,200	40,331	—	40,331
3.18%	Annual	SOFR	Annual	4/17/2030	33,200	(495)	—	(495)
3.275%	Annual	SOFR	Annual	4/18/2030	33,200	(303)	—	(303)
3.353%	Annual	SOFR	Annual	4/19/2030	33,200	(146)	—	(146)
3.342%	Annual	SOFR	Annual	4/19/2030	33,200	(168)	—	(168)
3.344%	Annual	SOFR	Annual	4/20/2030	33,200	(164)	—	(164)
3.128%	Annual	SOFR	Annual	4/28/2030	33,200	(599)	—	(599)
3.285%	Annual	SOFR	Annual	5/1/2030	33,200	(281)	—	(281)
3.259%	Annual	SOFR	Annual	5/1/2030	33,100	(333)	—	(333)
3.186%	Annual	SOFR	Annual	5/9/2030	33,100	(479)	—	(479)
3.215%	Annual	SOFR	Annual	5/10/2030	33,200	(422)	—	(422)
3.29%	Annual	SOFR	Annual	5/19/2030	39,700	(320)	—	(320)
3.31%	Annual	SOFR	Annual	6/9/2030	203,200	(1,367)	—	(1,367)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	111,300	19,812	—	19,812
SOFR	Annual	3.10%	Annual	6/20/2033	21,400	476	—	476
SOFR	Annual	3.175%	Annual	2/1/2038	92,000	728	—	728
3.065%	Annual	SOFR	Annual	4/7/2040	16,700	(683)	—	(683)
SOFR	Annual	3.41%	Annual	7/28/2045	172,600	(2,542)	—	(2,542)
SOFR	Annual	3.01413%	Annual	1/12/2053	17,216	517	—	517
SOFR	Annual	3.02%	Annual	1/12/2053	17,200	498	—	498
SOFR	Annual	2.974%	Annual	4/17/2053	10,400	383	—	383
SOFR	Annual	2.967%	Annual	4/17/2053	9,400	358	—	358
SOFR	Annual	3.044%	Annual	4/18/2053	10,500	247	—	247
SOFR	Annual	3.0875%	Annual	4/19/2053	10,500	160	—	160
SOFR	Annual	3.1035%	Annual	4/19/2053	10,500	128	—	128
SOFR	Annual	3.0895%	Annual	4/20/2053	10,500	156	—	156
SOFR	Annual	2.9405%	Annual	4/28/2053	10,600	456	—	456
SOFR	Annual	3.0535%	Annual	5/1/2053	21,100	455	—	455
SOFR	Annual	3.085%	Annual	5/9/2053	10,600	164	—	164
SOFR	Annual	3.1135%	Annual	5/10/2053	10,600	107	—	107
SOFR	Annual	3.1605%	Annual	5/19/2053	12,800	14	—	14
						$94,915	$—	$94,915
Investments in affiliates8

	Value of affiliate at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 5/31/2023 (000)	Dividend income (000)
Short-term securities 32.79%
Money market investments 32.79%
Capital Group Central Cash Fund 5.11%[7]	$3,670,895	$15,364,990	$12,519,484	$1,306	$(665)	$6,517,042	$123,136

U.S. Government Securities Fund — Page 14 of 17

unaudited
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $318,181,000, which represented 1.60% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Rate represents the seven-day yield at 5/31/2023.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $26,836,373,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $8,122,955,000.
U.S. Government Securities Fund — Page 15 of 17

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$10,701,642	$—	$10,701,642
U.S. Treasury bonds & notes	—	7,855,228	—	7,855,228
Federal agency bonds & notes	—	348,759	—	348,759
Short-term securities	6,517,042	1,878,576	—	8,395,618
Total	$6,517,042	$20,784,205	$—	$27,301,247

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$49,175	$—	$—	$49,175
Unrealized appreciation on centrally cleared interest rate swaps	—	144,542	—	144,542
Liabilities:
Unrealized depreciation on futures contracts	(50,372)	—	—	(50,372)
Unrealized depreciation on centrally cleared interest rate swaps	—	(49,627)	—	(49,627)
Total	$(1,197)	$94,915	$—	$93,718
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
U.S. Government Securities Fund — Page 16 of 17

unaudited
Key to abbreviations
Assn. = Association
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-022-0723O-S96446
U.S. Government Securities Fund — Page 17 of 17